Balance Sheet Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Balance Sheet Information
Balance Sheet Information

Note 3 - Balance Sheet Information

Property, Plant and Equipment

Property, plant and equipment were as follows:

	March 31, 2012	December 31, 2011

Library	$1	$1
Office Furniture & Fixtures	94	177
Leasehold Improvements	145	251
Software	9	37
Production Equipment	373	293
Computer Equipment	114	134
Total	736	893
Accumulated Depreciation	(215)	(371)
	$521	$522

Depreciation expense for the three months ended March 31, 2012 and 2011 was $31 and $9, respectively.

Note 2 - Balance Sheet Information

Property, Plant and Equipment

Property, plant and equipment were as follows:

	December 31, 2011	December 31, 2010

Library	$1	$1
Office Furniture & Fixtures	177	90
Leasehold Improvements	251	78
Software	37	28
Production Equipment	293	179
Computer Equipment	134	65
Total	893	441
Accumulated Depreciation	(371)	(321)
	$522	$120